Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation and Use of Estimates

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP), which requires management to make informed estimates and assumptions that impact the amounts and disclosures reported in the financial statements and accompanying notes. Management bases its estimates on historical experience and on assumptions believed to be reasonable under the circumstances. The estimation process often may yield a range of potentially reasonable estimates of the ultimate future outcomes, and management must select an amount that falls within that range of reasonable estimates. Actual results could differ materially from those estimates. The Company believes significant judgment is involved in determining revenue recognition and in estimating stock-based compensation, clinical trial accruals, and equity instrument valuations.

Unaudited Interim Financial Information

The accompanying interim consolidated financial statements are unaudited. The financial data and other information disclosed in these notes to the financial statements related to March 31, 2014 and the three month periods ended March 31, 2014 and 2013, are also unaudited. These unaudited interim financial statements have been prepared in accordance U.S. GAAP and following the requirements of the United States Securities and Exchange Commission (“SEC”) for interim reporting. As permitted under those rules, certain footnotes or other financial information that are normally required by GAAP can be condensed or omitted. In management’s opinion, the unaudited interim financial statements have been prepared on the same basis as the audited financial statements and include all adjustments, which include only normal recurring adjustments, necessary for the fair presentation of the Company’s financial position and its results of operations and comprehensive income (loss) and its cash flows for periods presented. The results for the three months ended March 31, 2014, are not necessarily indicative of results to be expected for the year ending December 31, 2014, or for any other interim period or for any future year.

Reverse Stock Split

On September 30, 2013, the Company filed amended and restated certificates of incorporation under which the Company’s preferred stock and common stock was reverse split on a 1-for-79.5 basis. The accompanying financial statements and notes to the financial statements, other than with respect to the authorized number of shares, give retroactive effect to the reverse split for all periods presented.

Reclassification of Prior Period Balances

Certain reclassifications have been made to prior period amounts to conform to current-year presentation.

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, short-term marketable securities, accounts payable, accrued expenses, warrant liabilities, forward contracts and convertible notes. Fair value estimates of these instruments are made at a specific point in time, based on relevant market information. These estimates may be subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Assets and liabilities that are measured at fair value are reported using a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy maximizes the use of observable inputs and maximizes the use of unobservable inputs and is as follows:

Level 1—Quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2—Inputs other than quoted prices in active markets that are observable for the asset or liability, either directly or indirectly.

Level 3—Inputs that are unobservable for the asset or liability.

The carrying amounts of cash and cash equivalents, accounts payable, convertible notes and accrued expenses are generally considered to be representative of their respective fair values because of the short-term nature of those instruments. The following table presents the fair value of the Company’s other financial assets and liabilities using the above input categories (in thousands):

	As of December 31, 2013
Description	Level 1	Level 2	Level 3	Fair Value
Money market funds	$21,097	$—	$—	$21,097
Corporate debt and asset backed securities	—	6,843	—	6,843

Total assets measured at fair value	$21,097	$6,843	$—	$27,940

Forward contract	—	—	453	453
Warrant liability			6,466	6,466

Total liabilities measured at fair value	$—	$—	$6,919	$6,919

	As of March 31, 2014 (unaudited)
Description	Level 1	Level 2	Level 3	Fair Value
Money market funds	$21,737	$—	$—	$21,737
Corporate debt and asset backed securities	—	6,191	—	6,191

Total assets measured at fair value	$21,737	$6,191	$—	$27,928

Warrant liability	$—	$—	$11,638	$11,638

Total liabilities measured at fair value	$—	$—	$11,638	$11,638

Marketable securities consist of available-for-sale securities that are reported at fair value, with the related unrealized gains and losses included in accumulated other comprehensive income (loss), a component of stockholders’ equity (deficit). The Company values cash equivalents and marketable securities using quoted market prices or alternative pricing sources and models utilizing observable market inputs and, as such, classifies cash equivalents and marketable securities within Level 1 or Level 2.

As of December 31, 2013 and March 31, 2014, the Company held a Level 3 liability associated with warrants, issued in connection with the Company’s equity offerings. The warrants are considered liabilities and are valued using an option-pricing model, the significant inputs for which include exercise price of the warrants, market price of the underlying common shares, expected term, volatility based on a group of the Company’s peers, and the risk-free rate corresponding to the expected term of the warrants. As of December 31, 2013, the Company also held a Level 3 liability associated with a forward contract which arose in connection with the Company’s November 22, 2013 execution of an equity purchase agreement with certain investors. The agreement required the Company to issue a fixed number of shares of common stock and warrants to purchase common stock at a predetermined price of $3.0 million provided the Company completes the listing of its common stock on a public stock exchange. The forward contract’s fair value was determined upon execution as the difference between the present value of the equity proceeds to be received under the agreement less the fair value of the underlying securities. The forward contract liability is presented in the balance sheet as a component of accrued liabilities and is revalued at each reporting period until the contract is settled which occurred on January 29, 2014. The fair value of the underlying common stock and warrants were valued using an option-pricing model, the inputs of which are similar to those used in the valuation of the Company’s liability classified warrants. Changes to any of the inputs to the option-pricing models used by the Company can have a significant impact to the estimated fair value of the warrants and forward contract liabilities. As of December 31, 2012, the Company had no assets or liabilities measured at fair value on a recurring basis within the Level 3 hierarchy.

The following table sets forth a summary of the changes in the fair value of our Level 3 financial instruments (in thousands):

	Warrant Liability	Forward Contract
Balance as of December 31, 2012	$—	$—
Issuance of financial instrument	5,972	453
Change in fair value	494	—

Balance as of December 31, 2013	$6,466	$453

Issuance of financial instrument (unaudited)	443	—
Change in fair value (unaudited)	4,784	(10)
Settlement of financial instrument (unaudited)	(55)	(443)

Balance as of March 31, 2014 (unaudited)	$11,638	$—

The gains and losses from remeasurement of Level 3 financial liabilities are recorded through other income, net on the accompanying statements of operations and comprehensive loss.

Cash, Cash Equivalents, and Marketable Securities

The Company considers all highly liquid investments with a remaining maturity of 90 days or less at the time of purchase to be cash equivalents. Cash and cash equivalents consist of deposits with commercial banks in checking, interest-bearing, and demand money market accounts. The Company invests excess cash in marketable securities with high credit ratings which are classified in Level 1 and Level 2 of the fair value hierarchy. These securities consist primarily of corporate debt and asset-backed securities and are classified as “available-for-sale.” Management may liquidate any of these investments in order to meet the Company’s liquidity needs in the next year. Accordingly, any investments with accompanying contractual maturities greater than one year from the balance sheet date are classified as short-term in the balance sheet.

Realized gains and losses from the sale of marketable securities, if any, are calculated using the specific-identification method. Realized gains and losses and declines in value judged to be other-than-temporary are included in interest income or expense in the statements of operations and comprehensive loss. Unrealized holding gains and losses are reported in accumulated other comprehensive loss in the balance sheet. To date, the Company has not recorded any impairment charges on its marketable securities related to other-than-temporary declines in market value. In determining whether a decline in market value is other-than-temporary, various factors are considered, including the cause, duration of time and severity of the impairment, any adverse changes in the investees’ financial condition, and the Company’s intent and ability to hold the security for a period of time sufficient to allow for an anticipated recovery in market value.

Restricted Cash

The Company is required to maintain compensating cash balances with financial institutions that provide the Company with its corporate credit cards. As of March 31, 2014 and December 31, 2013 and 2012, cash restricted under these arrangements was $100,000, $155,000 and none, respectively. These amounts are presented in other assets on the accompanying balance sheets.

Concentration of Credit Risk

Cash, cash equivalents, and marketable securities consist of financial instruments that potentially subject the Company to a concentration of credit risk to the extent of the fair value recorded in the balance sheet. The Company invests cash that is not required for immediate operating needs primarily in highly liquid instruments that bear minimal risk. The Company has established guidelines relating to the quality, diversification, and maturities of securities to enable the Company to manage its credit risk.

Property and Equipment

Property and equipment is carried at cost, less accumulated depreciation and amortization. Depreciation and amortization is calculated using the straight-line method, and the cost is amortized over the estimated useful lives of the respective assets, generally three to seven years. Leasehold improvements are amortized over the shorter of the useful lives or the non-cancelable term of the related lease. Maintenance and repair costs are charged as expense in the statements of operations and comprehensive loss as incurred.

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. An impairment loss is recognized if the estimated undiscounted future cash flow expected to result from the use and eventual disposition of an asset is less than the carrying amount. While the Company’s current and historical operating losses and cash flows are indicators of impairment, the Company believes the future cash flows to be received support the carrying value of its long-lived assets. Accordingly, the Company has not recognized any impairment losses as of March 31, 2014, December 31, 2013 and 2012.

Deferred Rent

The Company records its costs under facility operating lease agreements as rent expense. Rent expense is recognized on a straight-line basis over the non-cancelable term of the operating lease. The difference between the actual amounts paid and amounts recorded as rent expense is recorded to deferred rent in the accompanying balance sheets.

Revenue Recognition

The Company recognizes revenue when (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the price is fixed and determinable, and (iv) collectability is reasonably assured. Payments received in advance of work performed are recorded as deferred revenue and recognized when earned. All revenue recognized to date under collaboration agreements has been nonrefundable.

In 2012, contract revenue was from two strategic partners. There was no contract revenue recorded for the year ended December 31, 2013 and the three months ended March 31, 2014.

Multiple Element Arrangements

The Company evaluates revenue from agreements that have multiple elements to determine whether the components of the arrangement represent separate units of accounting. Management considers whether components of an arrangement represent separate units of accounting based upon whether certain criteria are met, including whether the delivered element has stand-alone value to the customer. To date, all of the Company’s collaboration agreements have been assessed to have one unit of accounting. Up-front and license fees received for a combined unit of accounting have been deferred and recognized ratably over the projected performance period. Non-refundable fees where the Company has no continuing performance obligations have been recognized as revenue when collection is reasonably assured and all other revenue recognition criteria have been met.

Milestones and Contingent Payments

Contingent consideration received from the achievement of a substantive milestone will be recognized in its entirety in the period in which the milestone is achieved. A milestone is defined as an event having all of the following characteristics: (i) there is substantive uncertainty at the date the arrangement is entered into that the event will be achieved, (ii) the event can only be achieved based in whole or in part on either the company’s performance or a specific outcome resulting from the company’s performance and (iii) if achieved, the event would result in additional payments being due to the Company.

The Company’s future research and development and license agreements may provide for success fees or payments to be paid to the Company upon the achievement of certain development milestones. Given the challenges inherent in developing biologic products, there may be substantial uncertainty as to whether any such milestones would be achieved at the time the agreements are executed. In addition, the Company will evaluate whether the development milestones meet all of the conditions to be considered substantive. The conditions include: (1) the consideration is commensurate with either of the following: (a) the Company’s performance to achieve the milestone or (b) the enhancement of the value of the delivered item or items as a result of a specific outcome resulting from the Company’s performance to achieve the milestone; (2) the consideration relates solely to past performance; and (3) the consideration is reasonable relative to all of the deliverables and payment terms within the arrangement. If the Company considers the development milestones to be substantive, revenue related to such future milestone payments will be recognized as the Company achieves each milestone. Research and development funding internal and external research and development costs reimbursed in connection with research and development funding or collaboration agreements are recognized as revenue in the same period as the costs are incurred, and are presented on a gross basis because the Company acts as a principal, has the discretion to choose suppliers, bears credit risk, and performs part of the services.

Research and Development Expenses

Research and development expenses consist of costs incurred in identifying, developing, and testing product candidates. These expenses consist primarily of costs for research and development personnel, including related stock-based compensation; contract research organizations and other third parties that assist in managing, monitoring, and analyzing clinical trials; investigator and site fees; laboratory services; consultants; contract manufacturing services; non-clinical studies, including materials; and allocated expenses, such as depreciation of assets, and facilities and information technology that support research and development activities. Research and development costs are expensed as incurred, including expenses that may or may not be reimbursed under research and development funding arrangements. Research and development expenses under collaboration agreements approximate the revenue recognized under such agreements.

The expenses related to clinical trials are based upon estimates of the services received and efforts expended pursuant to contracts with research institutions and clinical research organizations (CROs) that conduct and manage clinical trials on behalf of the Company. The Company’s objective is to reflect the appropriate trial expenses in its financial statements by matching those expenses with the period in which services and efforts are incurred. Expenses related to clinical trials are accrued based upon the level of activity incurred under each contract as indicated by such factors as progress made against specified milestones or targets in each period, patient enrollment levels, and other trial activities as reported by CROs. Accordingly, the Company’s clinical trial accrual is dependent upon the timely and accurate reporting of expenses by clinical research organizations and other third-party vendors. Payments made to third parties under these clinical trial arrangements in advance of the receipt of the related services are recorded as prepaid assets, depending on the terms of the agreement, until the services are rendered.

Stock-Based Compensation

Employee and director stock-based compensation is measured at the grant date, based on the fair-value-based measurements of the stock awards, and the portion that is ultimately expected to vest is recognized as an expense over the related vesting periods, net of estimated forfeitures. The Company calculates the fair-value-based measurements of options using the Black-Scholes valuation model and recognizes expense using the straight-line attribution method.

Equity awards granted to non-employees are accounted for using the Black-Scholes valuation model to determine the fair value-based measurements of such instruments. The fair value-based measurements of options and warrants granted to non-employees are re-measured over the related vesting period and amortized to expense as earned.

Common Stock Warrants

The Company’s outstanding common stock warrants issued in with the 2013 financing are classified as liabilities in the accompanying balance sheets as they contain provisions that could require the Company to settle the warrants in cash. The warrants were recorded at fair value using either the Black-Scholes option pricing model, probability weighted expected return model or a binomial model, depending on the characteristics of the warrants. The fair value of these warrants is re-measured at each financial reporting period with any changes in fair value being recognized as a component of other income (expense) in the accompanying statements of operations and comprehensive loss.

Income Taxes

The Company utilizes the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and the tax bases of assets and liabilities and are measured using enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is recorded when it is more likely than not that all or part of a deferred tax asset will not be realized.

The accounting guidance for uncertainty in income taxes prescribes a recognition threshold and measurement attribute criteria for the financial recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination based on the technical merits of the position.

The Company records interest related to income taxes, if any, as interest, and any penalties would be recorded as other expense in the statements of operations and comprehensive loss. There was no interest or penalties related to income taxes recorded during the years ended December 31, 2013 and 2012.

Comprehensive Loss

Comprehensive loss includes net loss and net unrealized gains and losses on marketable securities, which are presented in a single continuous statement. Comprehensive loss is disclosed in the statements of convertible preferred stock and stockholders’ deficit, and is stated net of related tax effects, if any.

Net Income (Loss) Per Common Share

Basic net income (loss) per share of common stock is based on the weighted average number of shares of common stock outstanding equivalents during the period. Prior to the 2013 financing, in addition to common stock, the Company had redeemable convertible preferred stock outstanding that contractually entitled the holder to participate in dividends and earnings of the Company. Accordingly, the Company applied the two-class method for calculating net income (loss) per share. Under this method, all undistributed earnings were allocated first to the preferred stockholders based on their contractual right to dividends. This right was calculated on a pro rated basis for the portion of the period the preferred shares were outstanding. In addition, in connection with the 2013 financing, during the year ended December 31, 2013, the Company converted all outstanding redeemable convertible preferred stock into common stock. The excess of the carrying amount of such redeemable convertible preferred stock over the fair value of the consideration paid to the holders was treated as an adjustment that reduced preferred stockholders’ dividend or distribution entitlement. The amount of earnings that resulted from adjusting net loss for the period as described above was allocated between weighted average number of participating preferred and common stock shares based on their entitlement to such distributions as if all of the earnings of the period had been distributed.

Diluted net loss per share of common stock is calculated using the more dilutive of the two approaches: one, “as-converted” method, under which the weighted average number of common stock shares outstanding during the period is adjusted to include the assumed conversion of redeemable convertible preferred stock at the beginning of the period, and the other, the “two-class” method as described above. Under either approach, the weighted average number of shares outstanding is also adjusted to include the assumed exercises of stock options and warrants, if dilutive. For periods in which the Company has basic net loss per share of common stock, such as for the years ended December 31, 2013 and 2012, diluted net loss per share is the same as basic, as any adjustments would have been anti-dilutive. For the year ending December 31, 2013, the Company’s diluted net loss per common share was calculated using the “as-converted” method, as it resulted in a net loss per share of common stock and accordingly, was more dilutive than the “two-class” method.

In all periods presented, the Company’s outstanding stock options and warrants were excluded from the calculation of earnings (loss) per share because the effect would be antidilutive.

The following table sets forth the computation of basic and diluted net income (loss) per share (in thousands, except share and per share amounts):

	Three Months Ended March 31,		Year Ended December 31,
	2014	2013	2013	2012
Basic:
Numerator:
Net loss	$(10,062)	$(2,628)	$(10,073)	$(11,255)
Accretion to redemption value of redeemable convertible preferred stock	—	(3,109)	(9,289)	(12,644)
Reduction in redeemable convertible preferred stock distribution entitlement upon extinguishment	—	—	313,933	—
Amounts allocated to participating redeemable convertible preferred stock	—	—	(50,577)	—

Net income (loss) allocated to common stock—basic	$(10,062)	$(5,737)	$243,994	$(23,899)
Denominator:
Weighted average number of common stock shares outstanding	9,873,687	5,824	2,357,036	5,788
Net income (loss) per share—basic:	$(1.02)	$(985.06)	$103.52	$(4,128.71)

Diluted:
Numerator:
Net income (loss) allocated to common stock	$(10,062)	$(5,737)	$243,994	$(23,899)
Adjustments from assumed conversion of redeemable convertible preferred stock	—	—	(254,067)	—

Net loss allocated to common stock—diluted	$(10,062)	$(5,737)	$(10,073)	$(23,899)
Denominator:
Weighted average number of common stock shares outstanding	9,873,687	5,824	2,357,036	5,788
Weighted average number of preferred stock shares outstanding	—	—	488,573	—

Total common stock shares equivalents	9,873,687	5,824	2,845,609	5,788
Net loss per share—diluted:	$(1.02)	$(985.06)	$(3.54)	$(4,128.71)

The following table shows the total outstanding securities considered anti-dilutive and therefore excluded from the computation of diluted net income (loss) per share (in thousands):

	Three Months Ended March 31,		Year ended December 31,
	2014	2013	2013	2012
	(unaudited)
Warrants for common stock	1,848	28	1,743	28
Common stock options	907	97	577	104
Redeemable convertible preferred stock	—	661	—	661